Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (hedging revenues) at the beginning of the year, net	$ (9,754)	$ (11,577)	$ (8,571)
Foreign currency exchange differences recorded in equity, net	(1,181)	2,311	181
Recognition of foreign currency exchange differences revenue, net	634	(78)	(225)
Foreign currency translation differences	419	(410)	540
Other			(3,502)
Balance in hedging reserves (hedging revenues) at the end of the year, net	$ (9,882)	$ (9,754)	$ (11,577)